Change in Benefit Obligations (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 27,369	$ 32,875
Service cost	75	78	$ 91
Interest cost	1,017	1,140	1,235
Plan participants' contributions	22	26
Expenses	8		359
Benefits paid	(104)	(1,111)
Actuarial (gain)/loss	10,057	(3,992)
Foreign currency exchange rate changes	(5,538)	(1,647)
Benefit obligation at end of year	32,906	27,369	32,875
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	8,537	8,884
Service cost	352	618
Interest cost	82	159
Plan participants' contributions	150
Settlement	(909)
Prior service cost	(88)
Transferred balances/(benefits paid)	53	(1,146)
Actuarial (gain)/loss	(1,157)	81
Foreign currency exchange rate changes	(92)	(59)
Benefit obligation at end of year	$ 6,928	$ 8,537	$ 8,884